Report Of The Directors Financial Review Risk Report - Changes in expected credit losses and other credit impairment (Details) - Allowance for ECL - Financial instruments including loan commitments and financial guarantees
£ in Millions
12 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	£ (218)
Discontinued operations
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	£ (4)